UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C.  20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED    MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number

811-08228

The Timothy Plan

(Exact name of registrant as specified in charter)

 1055 Maitland Center Commons, Maitland, FL 32751

(Address of principal executive offices)

(Zip code)

Gemini Fund Services, LLC., 80 Arkay Drive, Suite 110, Hauppauge, NY 11788

(Name and address of agent for service)

Registrant's telephone number, including area code:

1-800-846-7526

Date of fiscal year end:

9/30

Date of reporting period:  6/30/2013

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5).  The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public.  A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number.  Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.  Schedule of Investments.

Timothy Plan Aggressive Growth Fund
SCHEDULE OF INVESTMENTS (Unaudited)
June 30, 2013
Shares		Value

	COMMON STOCK - 97.3%
	AEROSPACE/DEFENSE - 1.1%
3,215	B/E Aerospace, Inc. *	$ 202,802

	APPAREL - 5.9%
2,700	Carter's, Inc.	199,989
6,390	Hanesbrands, Inc.	328,574
2,675	Oxford Industries, Inc.	166,920
2,825	Steven Madden Ltd. *	136,673
1,150	VF Corp.	222,019
		1,054,175
	BANKS - 7.1%
890	Bryn Mawr Bank Corp.	21,298
5,605	Cardinal Financial Corp.	82,057
4,850	Cathay General Bancorp	98,697
5,620	CIT Group, Inc. *	262,061
10,215	First Horizon National Corp.	114,408
26,320	Huntington Bancshares, Inc./OH	207,402
75,525	Synovus Financial Corp.	220,533
9,315	Zions Bancorp.	269,017
		1,275,473
	BIOTECHNOLOGY - 1.4%
625	Aegerion Pharmaceuticals, Inc. *	39,588
1,025	Alexion Pharmaceuticals, Inc. *	94,546
3,530	Incyte Corp. Ltd. *	77,660
2,845	NPS Pharmaceuticals, Inc. *	42,960
		254,754
	COMMERCIAL SERVICES - 10.9%
7,205	Cardtronics, Inc. *	198,858
4,840	Euronet Worldwide, Inc. *	154,202
5,550	EVERTEC, Inc. *	121,933
3,034	FleetCor Technologies, Inc. *	246,664
4,900	H&E Equipment Services, Inc.	103,243
6,100	K12, Inc. *	160,247
4,865	SEI Investments Co.	138,312
1,350	Team Health Holdings, Inc. *	55,445
3,645	United Rentals, Inc. *	181,922
8,525	Vantiv, Inc. - Cl. A *	235,290
2,385	Verisk Analytics, Inc. - Cl. A *	142,385
13,395	WNS Holdings Ltd. - ADR *	223,563
		1,962,064
	COMPUTERS - 2.0%
700	Cognizant Technology Solutions Corp. - Cl. A *	43,827
1,525	IHS, Inc. - Cl. A *	159,179
1,165	Manhattan Associates, Inc. *	89,891
3,505	Mentor Graphics Corp.	68,523
		361,420
	DISTRIBUTION/WHOLESALE - 2.0%
470	MWI Veterinary Supply, Inc. *	57,923
4,310	WESCO International, Inc. *	292,908
		350,831
	DIVERSIFIED FINANCIAL SERVICES - 4.7%
620	Affiliated Managers Group, Inc. *	101,643
3,025	Discover Financial Services	144,111
2,675	Evercore Partners, Inc. - Cl. A	105,074
2,515	IntercontinentalExchange, Inc. *	447,066
1,585	Lazard Ltd. - Cl. A	50,958
		848,852
	ELECTRICAL COMPONENTS & EQUIPMENT - 1.5%
1,225	Acuity Brands, Inc.	92,512
2,680	AMETEK, Inc.	113,364
730	Hubbell, Inc.	72,270
		278,146
	ELECTRONICS - 6.0%
3,225	Amphenol Corp.	251,356
3,005	FEI Co.	219,335
680	Mettler-Toledo International, Inc. *	136,816
10,885	Trimble Navigation Ltd. *	283,119
1,830	Waters Corp. *	183,092
		1,073,718
	ENVIRONMENTAL CONTROL - 1.3%
1,830	Mine Safety Appliances Co.	85,186
3,510	Waste Connections, Inc.	144,401
		229,587
	HEALTHCARE-PRODUCTS - 4.7%
2,200	Bruker Corp. *	35,530
945	Cyberonics, Inc. *	49,102
6,500	Globus Medical, Inc. - Cl. A *	109,590
1,455	HeartWare International, Inc. *	138,385
900	ICU Medical, Inc. *	64,854
4,900	Luminex Corp. *	100,989
1,227	Sirona Dental Systems, Inc. *	80,835
1,262	Syneron Medical Ltd. *	10,979
3,945	Tornier NV *	69,038
4,900	Trinity Biotech PLC	82,565
2,000	Volcano Corp. *	36,260
2,700	Wright Medical Group, Inc. *	70,767
		848,894
	HEALTHCARE-SERVICES - 1.3%
6,525	ICON PLC *	231,181

	HOME BUILDERS - 0.6%
5,030	DR Horton, Inc.	107,038

	INSURANCE - 2.0%
20,908	Radian Group, Inc.	242,951
3,840	XL Group PLC	116,429
		359,380
	INTERNET - 0.8%
435	Equinix, Inc. *	80,353
2,685	TIBCO Software, Inc. *	57,459
		137,812
	LEISURE TIME - 0.6%
3,335	Brunswick Corp/DE	106,553

	MACHINERY-DIVERSIFIED - 1.2%
1,650	Flowserve Corp.	89,116
1,900	Nordson Corp.	131,689
		220,805
	MISCELLANEOUS MANUFACTURING - 2.4%
2,675	Actuant Corp.	88,195
5,800	Hexcel Corp. *	197,490
3,960	Trimas Corp. *	147,629
		433,314
	OIL & GAS - 5.5%
4,725	Approach Resources, Inc. *	116,093
1,240	Cabot Oil & Gas Corp.	88,065
1,675	Concho Resources, Inc. *	140,231
13,575	Denbury Resources, Inc. *	235,119
3,940	Gulfport Energy Corp. *	185,456
15,175	Kodiak Oil & Gas Corp. *	134,906
5,399	Rex Energy Corp. *	94,914
		994,784
	OIL & GAS SERVICES - 0.6%
1,500	Oceaneering International, Inc.	108,300

	PHARMACEUTICALS - 2.5%
12,777	Akorn, Inc. *	172,745
5,100	Array BioPharma, Inc. *	23,154
1,600	BioMarin Pharmaceutical, Inc. *	89,264
4,425	Infinity Pharmaceuticals, Inc. *	71,906
1,900	ViroPharma, Inc. *	54,435
2,775	Vivus, Inc. *	34,910
		446,414
	REAL ESTATE - 0.9%
9,250	HFF, Inc. - Cl. A	164,372

	RETAIL - 14.8%
10,395	Del Frisco's Restaurant Group, Inc. *	222,557
2,495	Dick's Sporting Goods, Inc.	124,900
3,099	Domino's Pizza, Inc.	180,207
4,780	Express, Inc. *	100,237
3,320	Francesca's Holdings Corp. *	92,263
1,600	Genesco, Inc. *	107,184
7,550	GNC Holdings, Inc. - Cl. A	333,785
6,555	Group 1 Automotive, Inc.	421,683
1,605	Hibbett Sports, Inc. *	89,077
7,395	Krispy Kreme Doughnuts, Inc. *	129,043
1,425	Mattress Firm Holding Corp. *	57,427
1,700	MSC Industrial Direct Co., Inc.	131,682
4,450	Pier 1 Imports, Inc.	104,531
9,250	Rush Enterprises, Inc. *	228,938
2,475	Sonic Corp. *	36,036
4,650	Stage Stores, Inc.	109,275
3,235	Williams-Sonoma, Inc.	180,804
		2,649,629
	SEMICONDUCTORS - 5.2%
6,645	Fairchild Semiconductor International, Inc. - Cl. A *	91,701
3,414	MaxLinear, Inc. - Cl. A *	23,898
3,845	MKS Instruments, Inc.	102,046
13,625	ON Semiconductor Corp. *	110,090
13,150	Semtech Corp. *	460,645
3,710	Ultratech, Inc. *	136,231
		924,611
	SOFTWARE - 5.1%
2,765	Aspen Technology, Inc. *	79,604
2,880	Fair Isaac Corp.	131,990
3,500	Informatica Corp. *	122,430
785	Interactive Intelligence Group, Inc. *	40,506
6,965	MedAssets, Inc. *	123,559
10,970	PTC, Inc. *	269,094
3,125	SS&C Technologies Holdings, Inc. *	102,813
1,585	Synchronoss Technologies, Inc. *	48,929
		918,925
	TELECOMMUNICATIONS - 2.1%
6,950	Aruba Networks, Inc. *	106,752
5,085	Finisar Corp. *	86,191
6,265	Polycom, Inc. *	66,033
5,075	West Corp.	112,361
		371,337
	TRANSPORTATION - 3.1%
2,485	Genesee & Wyoming, Inc. *	210,827
8,415	Old Dominion Freight Line, Inc. *	350,232
		561,059

	TOTAL COMMON STOCK (Cost $15,112,524)	17,476,230

	REITS - 0.1%
1,275	Lexington Realty Trust (Cost $14,442)	14,892

	MONEY MARKET FUND - 2.9%
515,887	Fidelity Institutional Money Market Portfolio, Institutional Class, 0.05% (A)
	(Cost $515,887)	515,887

	TOTAL INVESTMENTS - 100.3% (Cost $15,642,853)(B)	$ 18,007,009
	LIABILITIES IN EXCESS OF OTHER ASSETS - (0.3) %	(59,124)
	TOTAL NET ASSETS - 100.0%	$ 17,947,885

* Non-income producing securities.
REIT - Real Estate Investment Trust.
(A) Variable rate security; the rate shown represents the yield at June 30, 2013.

(B) Represents cost for financial reporting purposes.  Aggregate cost for federal tax purposes is $15,721,962 and differs from fair value by net unrealized appreciation (depreciation) of securities as follows:

	Unrealized appreciation	$ 2,547,057
	Unrealized depreciation	(262,010)
	Net unrealized appreciation	$ 2,285,047

Timothy Plan Conservative Growth Fund
SCHEDULE OF INVESTMENTS (Unaudited)
June 30, 2013
Shares		Value

	MUTUAL FUNDS - 99.9% (A)
	ASSET ALLOCATION FUND - 18.0%
860,264	Timothy Plan Defensive Strategies Fund	$ 9,505,914

	DEBT FUND - 37.3%
1,462,492	Timothy Plan Fixed Income Fund	15,224,541
478,548	Timothy Plan High Yield Bond Fund	4,455,286
		19,679,827
	EQUITY FUND - 44.6%
146,833	Timothy Plan Aggressive Growth Fund *	1,190,812
164,139	Timothy Plan Emerging Markets Fund *	1,598,714
331,678	Timothy Plan International Fund	2,653,421
179,161	Timothy Plan Israel Common Values Fund *	2,067,513
771,855	Timothy Plan Large/Mid Cap Growth Fund	5,951,006
425,349	Timothy Plan Large/Mid-Cap Value Fund	7,286,231
153,069	Timothy Plan Small-Cap Value Fund	2,788,923
		23,536,620

	TOTAL MUTUAL FUNDS (Cost $48,728,038)	52,722,361

	MONEY MARKET FUND - 0.3%
153,673	Fidelity Institutional Money Market Portfolio, Institutional Class, 0.05% (B)
	(Cost $153,673)	153,673

	TOTAL INVESTMENTS - 100.2% (Cost $48,881,711)(C)	$ 52,876,034
	LIABILITIES IN EXCESS OF OTHER ASSETS - (0.2) %	(98,513)
	TOTAL NET ASSETS - 100.0%	$ 52,777,521

* Non-income producing securities.
(A) Affiliated Funds - Class A.
(B) Variable rate security; the rate shown represents the yield at June 30, 2013.

(C) Represents cost for financial reporting purposes.  Aggregate cost for federal tax purposes is $47,183,940 and differs from fair value by net unrealized appreciation (depreciation) of securities as follows:

	Unrealized appreciation	$ 6,621,660
	Unrealized depreciation	(929,566)
	Net unrealized appreciation	$ 5,692,094

Timothy Plan Defensive Strategies Fund
SCHEDULE OF INVESTMENTS (Unaudited)
June 30, 2013
Shares				Value

	COMMON STOCK - 24.2%
	AGRICULTURE - 0.6%
6,088	Bunge Ltd.			$ 430,848

	CHEMICALS - 7.2%
3,996	Agrium, Inc.			347,492
959	American Vanguard Corp.			22,469
4,448	CF Industries Holdings, Inc.			762,832
5,759	Intrepid Potash, Inc.			109,709
7,983	K+S AG			294,739
10,698	Mosaic Co./The			575,659
32,771	Potash Corp. of Saskatchewan, Inc.			1,249,558
3,862	Sociedad Quimica y Minera de Chile SA - ADR			156,025
18,774	Syngenta AG			1,461,744
10,796	Uralkali OJSC			361,341
				5,341,568
	COAL - 0.0%
1,103	Peabody Energy Corp.			16,148

	FOOD - 0.3%
3,387	Ingredion, Inc.			222,255

	IRON/STEEL - 0.5%
2,356	Allegheny Technologies, Inc.			61,986
1	JFE Holdings, Inc.			22
9,828	Nippon Steel & Sumitomo Metal Corp.			26,525
979	POSCO - ADR			63,713
11,215	Severstal OAO			71,674
2,358	ThyssenKrupp AG			46,265
6,234	Vale SA			81,977
				352,162
	MACHINERY-DIVERSIFIED - 0.5%
6,646	AGCO Corp.			333,563
605	CNH Global NV			25,204
				358,767
	MINING - 3.4%
3,102	Allied Nevada Gold Corp.			20,101
7,252	Anglo American PLC			139,304
82	AngloGold Ashanti Ltd.			1,173
2,159	Antofagasta PLC			26,043
11,543	Barrick Gold Corp.			181,687
234	BHP Billiton PLC			11,997
451	Cameco Corp.			9,318
8,295	Cia de Minas Buenaventura SAA - ADR			122,434
1,877	Coeur Mining Inc.			24,964
7,567	Eldorado Gold Corp.			46,764
1,199	First Quantum Minerals Ltd.			17,729
12,994	Freeport-McMoRan Copper & Gold, Inc.			358,764
54,923	Glencore Xstrata PLC			226,795
909	Goldcorp Inc.			22,480
7,047	Harmony Gold Mining Co. Ltd.			26,849
5,932	Hecla Mining Co.			17,677
6,495	IAMGOLD Corp.			28,123
549	Kazakhmys PLC			2,155
39,028	Kinross Gold Corp.			199,043
5,670	MMC Norilsk Nickel OJSC			81,478
4,211	New Gold, Inc.			27,035
8,197	Newmont Mining Corp.			245,500
359	Pan American Silver Corp.			4,179
746	Randgold Resources Ltd. - ADR			47,744
6,310	Rio Tinto PLC			259,215
136	Royal Gold, Inc.			5,723
8,490	Silver Wheaton Corp.			166,998
5,122	Southern Copper Corp.			141,470
1,646	Sterlite Industries India Ltd.			9,613
7,265	Yamana Gold, Inc.			69,090
				2,541,445
	OIL & GAS - 9.8%
492	Anadarko Petroleum Corp.			42,278
5,352	Apache Corp.			448,658
23,465	BG Group PLC			398,225
1,428	Canadian Natural Resources Ltd.			40,355
901	Chesapeake Energy Corp.			18,362
5,403	ConocoPhillips			326,882
2,644	Devon Energy Corp.			137,171
1,870	Encana Corp.			31,678
1,233	Ensco PLC			71,662
384	EOG Resources, Inc.			50,565
20,058	Exxon Mobil Corp.			1,812,240
76	Inpex Corp.			316,858
8,352	Lukoil OAO			479,405
14,378	Marathon Oil Corp.			497,191
647	Noble Energy, Inc.			38,846
4,297	NovaTek OAO			513,492
4,215	Occidental Petroleum Corp.			376,104
14,022	Petroleo Brasileiro SA - ADR			188,035
244	Pioneer Natural Resources Co.			35,319
5,915	Reliance Industries Ltd. *			170,293
26,168	Rosneft OAO - ADR			179,251
2,812	Southwestern Energy Co.			102,722
14,122	Total SA			688,433
2,350	Transocean Ltd.			112,682
5,633	Valero Energy Corp.			195,859
				7,272,566
	OIL & GAS SERVICES - 1.6%
2,827	Baker Hughes, Inc.			130,410
2,899	Cameron International Corp.			177,303
14,031	Halliburton Co.			585,373
4,145	National Oilwell Varco, Inc.			285,589
				1,178,675
	PIPELINES - 0.3%
3,591	Kinder Morgan, Inc./DE			136,997
1,592	TransCanada Corp.			68,354
				205,351
	RETAIL - 0.0%
626	CST Brands, Inc.			19,287

	TOTAL COMMON STOCK (Cost $19,351,333)			17,939,072

	REITS - 29.9%
5,500	Acadia Realty Trust			135,795
4,400	Apartment Investment & Management Co.			132,176
4,850	AvalonBay Communities, Inc.			654,314
9,500	Boston Properties, Inc.			1,001,965
11,800	Brandywine Realty Trust			159,536
6,000	BRE Properties, Inc.			300,120
5,700	Camden Property Trust			394,098
14,300	CBL & Associates Properties, Inc.			306,306
12,800	Colonial Properties Trust			308,736
34,300	DDR Corp.			571,095
43,800	DiamondRock Hospitality Co.			408,216
4,790	Digital Realty Trust, Inc.			292,190
11,400	Douglas Emmett, Inc.			284,430
18,300	Education Realty Trust, Inc.			187,209
2,600	Equity Lifestyle Properties, Inc.			204,334
18,000	Equity Residential			1,045,080
3,450	Essex Property Trust, Inc.			548,274
8,600	Extra Space Storage, Inc.			360,598
2,800	Federal Realty Investment Trust			290,304
11,100	FelCor Lodging Trust, Inc.			65,601
20,700	First Industrial Realty Trust, Inc.			314,019
8,200	First Potomac Realty Trust			107,092
19,500	HCP Inc.			886,080
9,600	Health Care REIT, Inc.			643,488
6,000	Highwoods Properties, Inc.			213,660
22,400	Hospitality Properties Trust			588,672
6,100	Kilroy Realty Corp.			323,361
29,800	Kimco Realty Corp.			638,614
26,200	Lexington Realty Trust			306,016
12,100	Liberty Property Trust			447,216
15,363	Macerich Co./The			936,682
7,600	National Retail Properties, Inc.			261,440
23,694	Prologis, Inc.			893,738
4,400	PS Business Parks, Inc.			317,548
6,900	Public Storage			1,057,977
4,500	Rayonier, Inc.			249,255
4,100	Regency Centers Corp.			208,321
15,729	Simon Property Group, Inc.			2,483,924
9,050	SL Green Realty Corp.			798,119
30,000	Strategic Hotels & Resorts, Inc.			265,800
8,000	Summit Hotel Properties, Inc.			75,600
6,300	Taubman Centers, Inc.			473,445
15,700	UDR, Inc.			400,193
14,659	Ventas, Inc.			1,018,214
6,600	Washington Real Estate Investment Trust			177,606
11,100	Weingarten Realty Investors			341,547

	TOTAL REITs (Cost $19,836,104)			22,078,004

	EXCHANGE TRADED FUNDS - 8.7%
	COMMODITY FUND - 8.7%
35,800	iShares Silver Trust			679,126
61,300	PowerShares DB Agriculture Fund			1,526,983
33,800	PowerShares DB Base Metals Fund			546,208
29,300	PowerShares DB Commodity Index Tracking Fund			736,309
28,000	PowerShares DB Energy Fund			761,600
18,250	SPDR Gold Shares			2,174,488

	TOTAL EXCHANGE TRADED FUNDS (Cost $7,948,710)			6,424,714

Par Value		Coupon Rate (%)	Maturity
	BONDS & NOTES - 32.8%
	GOVERNMENT MORTGAGE-BACKED SECURITIES - 1.8%
$ 639,620	Ginnie Mae II pool	4.5000	10/20/2041	$ 682,497
603,926	Ginnie Mae II pool	5.0000	2/20/2041	654,176
				1,336,673
	HAND/MACHINE TOOLS - 0.7%
500,000	Kennametal, Inc.	3.8750	2/15/2022	484,826

	OIL & GAS - 0.7%
500,000	Petrobras International Finance Co. - Pifco	3.5000	2/6/2017	498,799

	PIPELINES - 0.8%
500,000	Energy Transfer Partners LP	6.7000	7/1/2018	587,811

	REITS - 0.6%
500,000	Health Care REIT, Inc.	3.7500	3/15/2023	473,587

	TREASURY INFLATION PROTECTED SECURITIES (TIPS) - 28.2%
4,870,000	United States TIPS	1.1250	1/15/2021	5,543,139
300,000	United States TIPS	1.6250	1/15/2018	364,281
2,685,000	United States TIPS	1.7500	1/15/2028	3,345,533
3,245,000	United States TIPS	2.0000	1/15/2014	4,143,339
745,000	United States TIPS	2.0000	1/15/2016	938,149
1,550,000	United States TIPS	2.1250	1/15/2019	1,900,119
1,125,000	United States TIPS	2.1250	2/15/2041	1,451,531
1,050,000	United States TIPS	2.3750	1/15/2017	1,342,945
1,350,000	United States TIPS	2.5000	1/15/2029	1,806,534
				20,835,570

	TOTAL BONDS & NOTES (Cost $24,725,168)			24,217,266
Shares
	MONEY MARKET FUND - 7.0%
5,205,130	Fidelity Institutional Money Market Portfolio, Institutional Class, 0.05% (A)
	(Cost $5,205,130)			5,205,130

	TOTAL INVESTMENTS - 102.6% (Cost $77,066,445)(B)			$ 75,864,186
	LIABILITIES IN EXCESS OF OTHER ASSETS - (2.6) %			(2,023,307)
	TOTAL NET ASSETS - 100.0%			$ 73,840,879

* Non-income producing securities.
REIT - Real Estate Investment Trust.
(ADR) American Depositary Receipt.
(A) Variable rate security; the rate shown represents the yield at June 30, 2013.

(B) Represents cost for financial reporting purposes.  Aggregate cost for federal tax purposes is $76,662,047 and differs from fair value by net unrealized appreciation (depreciation) of securities as follows:

	Unrealized appreciation			$ 5,557,511
	Unrealized depreciation			(6,355,372)
	Net unrealized depreciation			$ (797,861)

Timothy Plan Emerging Markets Fund
SCHEDULE OF INVESTMENTS (Unaudited)
June 30, 2013
Shares		Value

	COMMON STOCK - 85.8%
	AEROSPACE/DEFENSE - 3.8%
8,400	Embraer SA - ADR	$ 309,876

	AGRICULTURE - 0.8%
9,840	Adecoagro SA *	61,500

	AIRLINES - 1.2%
339,645	Air Arabia PJSC	98,022

	AUTO MANUFACTURERS - 4.5%
210	Hyundai Motor Co.	41,464
3,780	Hyundai Motor Co.	321,051
		362,515
	AUTO PARTS & EQUIPMENT - 2.6%
4,270	China Yuchai International Ltd.	75,280
560	Hyundai Mobis	133,863
		209,143
	BANKS - 14.3%
19,800	Banco do Brasil SA	198,090
8,530	Banco Latinoamericano de Comercio Exterior SA	190,987
26,140	Banco Santander Brasil SA/Brazil	162,591
6,600	Erste Group Bank AG	175,906
16,210	Sberbank of Russia *	186,091
28,750	Turkiye Garanti Bankasi AS	125,460
50,300	Turkiye Vakiflar Bankasi Tao	125,391
		1,164,516
	BUILDING MATERIALS - 4.4%
19,060	Cemex SAB de CV *	201,655
145,724	Desarrolladora Homex SAB de CV *	91,227
373,450	Urbi Desarrollos Urbanos SAB de CV *	67,902
		360,784
	CHEMICALS - 3.1%
276,000	Yingde Gases Group Co. Ltd.	254,785

	COMPUTERS - 1.6%
233,000	Compal Electronics, Inc.	130,947

	DISTRIBUTION/WHOLESALE - 1.5%
27,350	Aygaz AS	125,587

	DIVERSIFIED FINANCIAL SERVICES - 6.2%
5,270	Hana Financial Group, Inc.	153,431
5,030	KB Financial Group, Inc.	150,628
6,100	Shinhan Financial Group Co. Ltd.	200,830
		504,889
	ELECTRIC - 6.3%
10,480	Cia Paranaense de Energia - ADR	130,162
15,250	Reliance Infrastructure Ltd.	259,250
83,880	RusHydro Management Co. *	122,465
		511,877
	ELECTRONICS - 3.6%
37,540	Flextronics International Ltd. *	290,560

	FOOD - 5.3%
172,000	First Pacific Co. Ltd/Hong Kong	184,281
90	Lotte Confectionery Co. Ltd.	126,640
37,200	Marfrig Alimentos SA *	124,000
		434,921
	HOLDING COMPANIES-DIVERSIFIED - 0.5%
7,260	Haw Par Corp. Ltd.	41,389

	INTERNET - 2.0%
14,030	AsiaInfo-Linkage, Inc. *	161,906

	IRON/STEEL - 5.4%
1,250	POSCO	326,712
4,990	Ternium SA - ADR	112,924
		439,636
	OIL & GAS - 7.2%
5,724	Lukoil OAO	329,989
17,200	Petroleo Brasileiro SA	252,152
		582,141
	PHARMACEUTICALS - 0.7%
60,860	Selcuk Ecza Deposu Ticaret ve Sanayi A.S.	57,406

	RETAIL - 2.6%
998,000	Bosideng International Holdings Ltd.	208,447

	SEMICONDUCTORS - 2.4%
168	Samsung Electronics Co. Ltd.	197,412

	TELECOMMUNICATIONS - 5.0%
7,270	Telefonica Brasil SA	165,901
13,100	Tim Participacoes SA	243,660
		409,561
	TEXTILES - 0.8%
103,000	Weiqiao Textile Co.	61,883

	TOTAL COMMON STOCK (Cost $7,416,053)	6,979,703

	REITS - 1.1%
26,700	Fibra Uno Administracion SA de CV - REIT
	(Cost $69,814)	89,126

	MONEY MARKET FUND - 14.3%
1,166,853	Fidelity Institutional Money Market Portfolio, Institutional Class, 0.05% (A)
	(Cost $1,166,853)	1,166,853

	TOTAL INVESTMENTS - 101.2% (Cost $8,652,720)(B)	$ 8,235,682
	LIABILITIES IN EXCESS OF OTHER ASSETS - (1.2) %	(99,881)
	TOTAL NET ASSETS - 100.0%	$ 8,135,801

* Non-income producing securities.
(ADR) American Depositary Receipt.
(A) Variable rate security; the rate shown represents the yield at June 30, 2013.

(B) Represents cost for financial reporting purposes.  Aggregate cost for federal tax purposes is $8,652,720 and differs from fair value by net unrealized appreciation (depreciation) of securities as follows:

	Unrealized appreciation	$ 363,559
	Unrealized depreciation	(780,597)
	Net unrealized depreciation	$ (417,038)

Timothy Plan Fixed Income Fund
SCHEDULE OF INVESTMENTS (Unaudited)
June 30, 2013

Par Value		Coupon Rate (%)	Maturity	Value

	BONDS & NOTES - 95.6%
	AUTO PARTS & EQUIPMENT - 1.0%
$ 750,000	Johnson Controls Inc.	5.0000	3/30/2020	$ 824,884

	BANKS - 1.3%
1,000,000	Cooperatieve Centrale Raiffeisen-Boerenleenbank BA/Netherlands	2.1250	10/13/2015	1,023,606

	ELECTRIC - 2.3%
987,086	John Sevier Combined Cycle Generation LLC	4.6260	1/15/2042	1,039,787
750,000	Nisource Finance Corp.	5.4000	7/15/2014	784,019
				1,823,806
	ENGINEERING & CONSTRUCTION - 1.2%
1,000,000	ABB Finance USA Inc.	2.8750	5/8/2022	957,647

	GOVERNMENT MORTGAGE-BACKED SECURITIES - 31.8%
4,245,471	Ginnie Mae I pool	3.5000	3/15/2043	4,379,246
1,441,250	Ginnie Mae I pool	4.0000	8/15/2040	1,519,608
2,070,308	Ginnie Mae I pool	4.5000	6/15/2039	2,211,390
1,496,627	Ginnie Mae I pool	4.5000	10/15/2040	1,589,283
581,006	Ginnie Mae I pool	4.5000	5/15/2041	617,927
13,616	Ginnie Mae I pool	5.0000	1/15/2018	14,656
17,342	Ginnie Mae I pool	5.0000	2/15/2018	18,705
16,566	Ginnie Mae I pool	5.0000	2/15/2018	17,868
247,445	Ginnie Mae I pool	5.5000	4/15/2033	272,461
62,167	Ginnie Mae I pool	6.0000	12/15/2031	70,011
174,584	Ginnie Mae I pool	6.5000	1/15/2037	198,809
12,409	Ginnie Mae I pool	5.0000	3/15/2018	13,385
2,810,741	Ginnie Mae II pool	3.5000	7/20/2042	2,889,210
2,906,767	Ginnie Mae II pool	4.0000	6/20/2042	3,059,745
639,620	Ginnie Mae II pool	4.5000	10/20/2041	682,497
423,549	Ginnie Mae II pool	5.0000	12/20/2037	460,706
1,407,642	Ginnie Mae II pool	5.0000	8/20/2039	1,551,740
886,684	Ginnie Mae II pool	5.0000	9/20/2039	966,833
1,596,821	Ginnie Mae II pool	5.0000	2/20/2041	1,729,687
337,952	Ginnie Mae II pool	5.5000	5/20/2035	370,914
464,455	Ginnie Mae II pool	5.5000	1/20/2038	510,247
149,308	Ginnie Mae II pool	6.0000	2/20/2035	172,710
286,116	Ginnie Mae II pool	6.0000	6/20/2036	317,304
60,041	Ginnie Mae II pool	6.0000	7/20/2034	67,118
145,891	Ginnie Mae II pool	6.5000	9/20/2034	164,219
444,195	Ginnie Mae II pool	6.0000	10/20/2034	494,133
172,928	Ginnie Mae II pool	5.5000	11/20/2034	190,892
282,907	Ginnie Mae II pool	5.5000	1/20/2035	312,413
201,013	Ginnie Mae II pool	6.0000	10/20/2036	222,838
				25,086,555
	GOVERNMENT NOTES & BONDS - 28.1%
1,500,000	Federal Farm Credit Banks	4.8750	1/17/2017	1,704,846
2,500,000	Federal Farm Credit Banks	5.1250	8/25/2016	2,834,985
1,000,000	Federal Home Loan Banks	5.0000	11/17/2017	1,149,225
9,000,000	United States Treasury Note/Bond	3.1250	5/15/2021	9,659,180
2,000,000	United States Treasury Note/Bond	3.8750	5/15/2018	2,241,172
2,500,000	United States Treasury Note/Bond	4.5000	2/15/2036	2,979,590
1,550,000	United States Treasury Note/Bond	4.7500	5/15/2014	1,611,455
				22,180,453
	HAND/MACHINE TOOLS - 1.2%
1,000,000	Kennametal Inc.	3.8750	2/15/2022	969,652

	HEALTHCARE-PRODUCTS - 0.7%
500,000	Covidien International Finance SA	2.8000	6/15/2015	517,757

	INSURANCE - 1.1%
750,000	Willis North America Inc.	6.2000	3/28/2017	835,938

	IRON/STEEL - 0.9%
750,000	Cliffs Natural Resources Inc.	4.8750	4/1/2021	680,794

	MINING - 1.6%
750,000	Rio Tinto Finance USA Ltd.	2.5000	5/20/2016	768,340
500,000	Teck Resources Ltd.	6.0000	8/15/2040	467,073
				1,235,413
	MISCELLANEOUS MANUFACTURING - 1.6%
325,000	Eaton Corp.	5.6000	5/15/2018	372,358
750,000	Tyco Electronics Group SA	6.5500	10/1/2017	869,070
				1,241,428
	OIL & GAS - 6.1%
750,000	Husky Energy Inc.	3.9500	4/15/2022	758,962
750,000	Marathon Oil Corp.	6.0000	10/1/2017	859,689
1,000,000	Petrobras International Finance Co. - Pifco	3.5000	2/6/2017	997,597
1,000,000	Phillips 66	2.9500	5/1/2017	1,028,242
500,000	Transocean Inc.	6.0000	3/15/2018	559,553
500,000	Valero Energy Corp.	6.6250	6/15/2037	576,417
				4,780,460
	OIL & GAS SERVICES - 2.4%
1,000,000	Cameron International Corp.	6.3750	7/15/2018	1,174,040
750,000	Weatherford International Ltd/Bermuda	4.9500	10/15/2013	758,072
				1,932,112
	PIPELINES - 7.1%
1,000,000	Boardwalk Pipelines LP	5.7500	9/15/2019	1,108,620
1,000,000	Energy Transfer Partners LP	6.7000	7/1/2018	1,175,622
500,000	Enterprise Products Operating LLC	6.1250	10/15/2039	557,945
750,000	Kinder Morgan Energy Partners LP	5.1250	11/15/2014	792,649
500,000	ONEOK Inc.	4.2500	2/1/2022	490,098
500,000	ONEOK Inc.	5.2000	6/15/2015	531,697
1,000,000	Plains All American Pipeline LP / PAA Finance Corp.	3.6500	6/1/2022	983,990
				5,640,621
	REITS - 3.9%
900,000	ERP Operating LP	5.1250	3/15/2016	988,523
1,000,000	Health Care REIT Inc.	3.7500	3/15/2023	947,173
1,000,000	Simon Property Group LP	6.1250	5/30/2018	1,177,529
				3,113,225
	SEMICONDUCTORS - 2.2%
1,000,000	Altera Corp.	1.7500	5/15/2017	989,694
740,000	Analog Devices Inc.	3.0000	4/15/2016	773,581
				1,763,275
	TRANSPORTATION - 1.1%
750,000	Canadian National Railway Co.	5.8000	6/1/2016	846,344

	TOTAL BONDS & NOTES (Cost $75,057,600)			75,453,970

	MONEY MARKET FUND - 4.9%
3,832,253	Fidelity Institutional Money Market Portfolio, Institutional Class, 0.05% (A)
	(Cost $3,832,253)			3,832,253

	TOTAL INVESTMENTS - 100.5% (Cost $78,889,853)(B)			$ 79,286,223
	LIABILITIES IN EXCESS OF OTHER ASSETS - (0.5) %			(381,958)
	TOTAL NET ASSETS - 100.0%			$ 78,904,265

(A) Variable rate security; the rate shown represents the yield at June 30, 2013.

(B) Represents cost for financial reporting purposes.  Aggregate cost for federal tax purposes is 78,889,853 and differs from fair value by net unrealized appreciation (depreciation) of securities as follows:

		Unrealized appreciation		$ 2,130,173
		Unrealized depreciation		(1,733,803)
		Net unrealized appreciation		$ 396,370

Timothy Plan High Yield Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited)
June 30, 2013
Par Value		Coupon Rate (%)	Maturity	Value

	BONDS & NOTES - 91.2%
	AUTO MANUFACTURERS - 1.4%
500,000	Jaguar Land Rover Automotive PLC *	8.1250	5/15/2021	$ 543,125
449,000	Navistar International Corp	8.2500	11/1/2021	443,388
				986,513
	AUTO PARTS & EQUIPMENT - 1.5%
500,000	Schaeffler Finance BV *	8.5000	2/15/2019	560,000

	BANKS - 1.4%
500,000	Macquarie Bank Ltd. *	6.6250	4/7/2021	529,859

	BUILDING MATERIALS - 4.2%
500,000	Cemex Finance LLC *	9.5000	12/14/2016	531,250
500,000	Gibraltar Industries Inc. *	6.2500	2/1/2021	505,000
500,000	USG Corp.	9.7500	1/15/2018	570,000
				1,606,250
	CHEMICALS - 1.4%
500,000	PolyOne Corp.	7.3750	9/15/2020	542,500

	COAL - 2.8%
500,000	Cloud Peak Energy Resources LLC / Cloud Peak Energy Finance Corp.	8.5000	12/15/2019	535,000
500,000	SunCoke Energy Inc.	7.6250	8/1/2019	521,250
				1,056,250
	COMMERCIAL SERVICES - 3.3%
500,000	FTI Consulting Inc. *	6.0000	11/15/2022	505,625
250,000	RR Donnelley & Sons Co.	7.2500	5/15/2018	260,000
500,000	ServiceMaster Co./TN	8.0000	2/15/2020	499,375
				1,265,000
	DISTRIBUTION/WHOLESALE - 0.3%
125,000	LKQ Corp. *	4.7500	5/15/2023	119,688

	ELECTRIC - 1.4%
500,000	NRG Energy Inc.	7.6250	1/15/2018	537,500

	ELECTRICAL COMPONENTS & EQUIPMENT - 2.0%
500,000	Anixter Inc.	5.6250	5/1/2019	517,500
250,000	General Cable Corp. *	5.7500	10/1/2022	245,000
				762,500
	ELECTRONICS - 2.6%
500,000	Jabil Circuit Inc.	4.7000	9/15/2022	483,750
500,000	Sanmina Corp. *	7.0000	5/15/2019	517,500
				1,001,250
	FOOD - 2.6%
250,000	Hawk Acquisition Sub Inc. *	4.2500	10/15/2020	239,688
500,000	Land O' Lakes Inc. *	6.0000	11/15/2022	515,000
250,000	Pinnacle Foods Finance LLC / Pinnacle Foods Finance Corp. *	4.8750	5/1/2021	239,375
				994,063
	HAND/MACHINE TOOLS - 1.4%
500,000	Mcron Finance Sub LLC / Mcron Finance Corp. *	8.3750	5/15/2019	512,500

	HEALTHCARE-PRODUCTS - 2.6%
450,000	Biomet Inc.	6.5000	8/1/2020	462,375
500,000	Hologic Inc.	6.2500	8/1/2020	517,500
				979,875
	HEALTHCARE-SERVICES - 1.3%
500,000	Kindred Healthcare Inc.	8.2500	6/1/2019	506,250

	HOUSEHOLD PRODUCTS/WARES - 1.4%
500,000	Reynolds Group Issuer Inc. / Reynolds Group Issuer LLC / Reynolds Group Issuer Lu	9.0000	4/15/2019	518,750

	INSURANCE - 1.4%
500,000	QBE Capital Funding III Ltd. *	7.2500	5/24/2041	528,794

	INTERNET - 1.3%
500,000	VeriSign Inc. *	4.6250	5/1/2023	487,500

	IRON/STEEL - 4.2%
500,000	ArcelorMittal	6.7500	2/25/2022	515,000
500,000	Cliffs Natural Resources Inc.	3.9500	1/15/2018	475,797
100,000	Steel Dynamics Inc. *	5.2500	4/15/2023	98,250
500,000	United States Steel Corp.	7.5000	3/15/2022	493,750
				1,582,797
	MINING - 2.6%
500,000	Eldorado Gold Corp. *	6.1250	12/15/2020	485,000
500,000	FMG Resources August 2006 Pty Ltd. *	7.0000	11/1/2015	507,500
				992,500
	MISCELLANEOUS MANUFACTURING - 2.7%
500,000	Actuant Corp.	5.6250	6/15/2022	506,250
250,000	Bombardier Inc. *	6.1250	1/15/2023	249,375
250,000	Polypore International Inc.	7.5000	11/15/2017	261,875
				1,017,500
	OIL & GAS - 11.9%
500,000	Calumet Specialty Products Partners LP/Calumet Finance Corp.	9.3750	5/1/2019	537,500
500,000	Comstock Resources Inc.	8.3750	10/15/2017	522,500
100,000	Concho Resources Inc.	5.5000	4/1/2023	99,000
200,000	Continental Resources Inc./OK *	4.5000	4/15/2023	194,750
500,000	EV Energy Partners LP / EV Energy Finance Corp.	8.0000	4/15/2019	496,875
500,000	Forest Oil Corp.	7.2500	6/15/2019	472,500
500,000	OGX Austria GmbH *	8.3750	4/1/2022	147,500
500,000	Pacific Drilling SA *	5.3750	6/1/2020	468,750
500,000	Resolute Energy Corp.	8.5000	5/1/2020	510,625
500,000	Samson Investment Co. *	10.0000	2/15/2020	529,375
500,000	Tesoro Corp.	5.3750	10/1/2022	508,750
				4,488,125
	OIL & GAS SERVICES - 7.1%
500,000	Basic Energy Services Inc.	7.7500	2/15/2019	492,500
500,000	Calfrac Holdings LP *	7.5000	12/1/2020	497,500
320,000	FTS International Services LLC / FTS International Bonds Inc. *	8.1250	11/15/2018	333,600
289,000	Helix Energy Solutions Group Inc. *	9.5000	1/15/2016	297,164
500,000	Hornbeck Offshore Services Inc. *	5.0000	3/1/2021	470,000
500,000	ION Geophysical Corp. *	8.1250	5/15/2018	471,250
100,000	Oil States International Inc. *	5.1250	1/15/2023	104,250
				2,666,264
	PACKAGING & CONTAINERS - 2.4%
250,000	Ball Corp.	4.0000	11/15/2023	230,937
500,000	Sealed Air Corp. *	5.2500	4/1/2023	483,125
200,000	Sealed Air Corp. *	6.5000	12/1/2020	211,750
				925,812
	PHARMACEUTICALS - 2.8%
500,000	Hypermarcas SA *	6.5000	4/20/2021	507,500
500,000	Omnicare Inc.	7.7500	6/1/2020	550,000
				1,057,500
	PIPELINES - 10.4%
500,000	Atlas Pipeline Partners LP / Atlas Pipeline Finance Corp. *	5.8750	8/1/2023	477,500
500,000	Crestwood Midstream Partners LP / Crestwood Midstream Finance Corp. *	7.7500	4/1/2019	512,500
500,000	Crosstex Energy LP / Crosstex Energy Finance Corp.	8.8750	2/15/2018	532,500
500,000	DCP Midstream LLC *	5.8500	5/21/2043	482,500
500,000	Energy Transfer Equity LP	7.5000	10/15/2020	548,750
500,000	Genesis Energy LP / Genesis Energy Finance Corp. *	5.7500	2/15/2021	486,875
500,000	Inergy Midstream LP / NRGM Finance Corp. *	6.0000	12/15/2020	485,000
250,000	SemGroup LP *	7.5000	6/15/2021	253,750
500,000	Targa Resources Partners LP / Targa Resources Partners Finance Corp. *	4.2500	11/15/2023	448,750
250,000	Tesoro Logistics LP / Tesoro Logistics Finance Corp. *	5.8750	10/1/2020	247,500
				4,475,625
	REITS - 3.2%
125,000	Corrections Corp. of America *	4.1250	4/1/2020	120,781
200,000	Geo Group Inc./The *	5.1250	4/1/2023	191,500
500,000	MPT Operating Partnership LP / MPT Finance Corp.	6.8750	5/1/2021	532,500
325,000	Sabra Health Care LP / Sabra Capital Corp.	8.1250	11/1/2018	350,187
				1,194,968
	RETAIL - 1.4%
500,000	AmeriGas Finance LLC / AmeriGas Finance Corp.	7.0000	5/20/2022	513,750

	SEMICONDUCTORS - 0.3%
100,000	NXP BV / NXP Funding LLC *	5.7500	2/15/2021	101,250

	SOFTWARE - 1.4%
500,000	MedAssets Inc.	8.0000	11/15/2018	532,500

	TELECOMMUNICATIONS - 5.2%
500,000	CommScope Inc. *	8.2500	1/15/2019	531,875
500,000	Digicel Ltd. *	6.0000	4/15/2021	475,000
500,000	Millicom International Cellular SA *	4.7500	5/22/2020	476,875
500,000	VimpelCom Holdings BV *	5.9500	2/13/2023	470,000
				1,953,750
	TRANSPORTATION - 1.3%
500,000	Martin Midstream Partners LP / Martin Midstream Finance Corp. *	7.2500	2/15/2021	503,750

	TOTAL BONDS & NOTES (Cost $35,559,827)			35,501,133

	MONEY MARKET FUND - 4.0%
1,516,699	Fidelity Institutional Money Market Portfolio, Institutional Class, 0.05% (A)
	(Cost $1,516,699)			1,516,699

	TOTAL INVESTMENTS - 95.2% (Cost $37,076,526)(B)			$ 37,017,832
	ASSETS IN EXCESS OF OTHER LIABILITIES - 4.8%			791,727
	TOTAL NET ASSETS - 100.0%			$ 37,809,559

* 144A Security - Security exempt from registration under Rule 144A of the Securities Act of 1933. The 144A securities represent 50.0% of total net assets. The securities may be resold in transactions exempt from registration typically only to qualified institutional buyers. Unless otherwise indicated, these securities are not considered to be illiquid.

(A) Variable rate security; the rate shown represents the yield at June 30, 2013.

(B) Represents cost for financial reporting purposes.  Aggregate cost for federal tax purposes is substantially the same and differs from fair value by net unrealized appreciation (depreciation) of securities as follows:

		Unrealized appreciation		$ 869,270
		Unrealized depreciation		(927,964)
		Net unrealized depreciation		$ (58,694)

Timothy Plan Israel Common Values Fund
SCHEDULE OF INVESTMENTS (Unaudited)
June 30, 2013
Shares		Value

	COMMON STOCK - 94.5%
	AEROSPACE/DEFENSE - 3.1%
7,001	Elbit Systems Ltd.	$ 294,602

	BANKS - 11.8%
13,400	Bank Hapoalim BM *	304,314
65,000	Bank Leumi Le-Israel BM *	216,083
19,300	First International Bank Of Israel Ltd.	274,457
120,000	Israel Discount Bank Ltd. *	201,440
11,000	Mizrahi Tefahot Bank Ltd. *	110,308
		1,106,602
	CHEMICALS - 4.5%
17,000	Frutarom Industries Ltd.	256,602
16,400	Israel Chemicals Ltd.	161,868
		418,470
	COMMERCIAL SERVICES - 3.2%
25,000	Nitsba Holdings 1995 Ltd. *	298,025

	ELECTRONICS - 4.8%
18,130	Camtek Ltd/Israel *	43,512
12,296	Ituran Location and Control Ltd.	207,434
16,300	Orbotech Ltd. *	202,772
		453,718
	ENERGY-ALTERNATE SOURCES - 2.8%
47,300	Ormat Industries *	260,814

	FOOD - 7.9%
13,000	Osem Investments Ltd.	271,443
5,700	Rami Levi Chain Stores Hashikma Marketing 2006 Ltd.	264,657
59,000	Shufersal Ltd.	209,267
		745,367
	HEALTHCARE-PRODUCTS - 3.5%
13,000	Given Imaging Ltd. *	182,130
17,000	Syneron Medical Ltd. *	147,900
		330,030
	HOME BUILDERS - 2.4%
1,000	Bayside Land Corp.	225,644

	HOUSEHOLD PRODUCTS/WARES - 2.0%
2,600	SodaStream International Ltd. *	188,890

	INTERNET - 3.5%
7,600	magicJack VocalTec Ltd. *	107,844
19,000	Perion Network Ltd. *	217,550
		325,394
	INVESTMENT COMPANIES - 2.6%
400	Israel Corp. Ltd/The *	240,673

	OIL&GAS - 12.1%
38,000	Delek Drilling - LP *	157,228
1,536,664	Isramco Negev 2 LP *	261,754
4,400	Noble Energy, Inc.	264,176
355,000	Oil Refineries Ltd. *	158,588
1,900	Paz Oil Co. Ltd. *	294,934
		1,136,680
	REAL ESTATE - 16.6%
28,000	Alony Hetz Properties & Investments Ltd.	175,779
86,000	Amot Investments Ltd.	224,912
7,500	Azrieli Group	222,540
17,000	Gazit-Globe Ltd.	221,853
120,000	Industrial Buildings Corp.	187,263
40,000	Jerusalem Economy Ltd.	286,170
11,366	Melisron Ltd.	239,657
		1,558,174
	SEMICONDUCTORS - 2.1%
4,000	Mellanox Technologies Ltd. *	198,000

	SOFTWARE - 4.7%
45,400	Magic Software Enterprises Ltd.	244,706
14,500	RADWARE Ltd. *	199,955
		444,661
	TELECOMMUNICATIONS - 6.9%
7,500	EZchip Semiconductor Ltd. *	202,425
6,500	NICE Systems Ltd. - ADR	239,785
32,500	Partner Communications Co. Ltd. - ADR	203,775
		645,985

	TOTAL COMMON STOCK (Cost $7,715,961)	8,871,729

	MONEY MARKET FUND - 5.7%
537,650	Fidelity Institutional Money Market Portfolio, Institutional Class, 0.05% (A)
	(Cost $537,650)	537,650

	TOTAL INVESTMENTS - 100.2% (Cost $8,253,613)(B)	$ 9,409,379
	LIABILITIES IN EXCESS OF OTHER ASSETS - (0.2) %	(16,852)
	TOTAL NET ASSETS - 100.0%	$ 9,392,527

* Non-income producing securities.
(ADR) American Depositary Receipt.
(A) Variable rate security; the rate shown represents the yield at June 30, 2013.

(B) Represents cost for financial reporting purposes.  Aggregate cost for federal tax purposes is $8,216,278 and differs from fair value by net unrealized appreciation (depreciation) of securities as follows:

	Unrealized appreciation	$ 1,327,162
	Unrealized depreciation	(134,061)
	Net unrealized appreciation	$ 1,193,101

Timothy Plan International Fund
SCHEDULE OF INVESTMENTS (Unaudited)
June 30, 2013
Shares		Value

	COMMON STOCK - 93.8%
	AIRLINES - 1.8%
5,100	Copa Holdings SA - Cl. A	$ 668,712

	AUTO MANUFACTURERS - 0.9%
47,000	Fiat SpA *	331,115

	AUTO PARTS & EQUIPMENT - 4.9%
11,800	Magna International, Inc.	840,396
30,000	Valeo SA	944,700
		1,785,096
	BANKS - 11.1%
15,000	Banco Bilbao Vizcaya Argentaria SA	126,150
16,000	Bank Hapoalim BM *	363,360
107,000	Bank of East Asia Ltd.	391,620
20,139	DBS Group Holdings Ltd.	985,703
57,000	Sberbank of Russia *	654,360
94,700	Sumitomo Mitsui Financial Group, Inc.	873,134
30,100	Swedbank AB	693,203
		4,087,530
	BUILDING MATERIALS - 1.4%
34,000	Lafarge SA	514,760

	CHEMICALS - 3.9%
8,300	Agrium, Inc.	721,768
9,000	Syngenta AG	700,740
		1,422,508
	COSMETICS/PERSONAL CARE - 1.2%
12,700	Kao Corp.	436,499

	DISTRIBUTION/WHOLESALE - 2.4%
37,000	ITOCHU Corp.	860,620

	DIVERSIFIED FINANCIAL SERVICES - 2.9%
15,700	ORIX Corp.	1,072,781

	ELECTRIC - 0.9%
38,900	Power Assets Holdings Ltd.	335,318

	ELECTRICAL COMPONENTS & EQUIPMENT - 1.6%
9,000	Hitachi Ltd.	581,040

	ENGINEERING & CONSTRUCTION - 1.4%
40,000	Vinci SA	502,400

	FOOD - 7.3%
14,000	Kerry Group PLC	770,560
16,000	Marine Harvest ASA	323,680
10,500	Seven & I Holdings Co. Ltd.	767,025
40,000	WM Morrison Supermarkets PLC	800,000
		2,661,265
	HAND/MACHINE TOOLS - 1.2%
38,000	Techtronic Industries Co.	454,100

	HEALTHCARE-PRODUCTS - 3.2%
21,000	Smith & Nephew PLC	1,177,890

	HEALTHCARE-SERVICES - 2.9%
30,000	Fresenius Medical Care AG & Co. KGaA	1,058,100

	HOME BUILDERS - 1.5%
39,000	Sekisui House Ltd.	563,940

	HOUSEHOLD PRODUCTS/WARES - 4.1%
19,000	Henkel AG & Co. KGaA	1,490,930

	INSURANCE - 7.2%
85,000	Aegon NV	574,600
19,500	Ageas	684,255
31,200	Muenchener Rueckversicherungs AG	574,080
31,000	Zurich Insurance Group AG	807,240
		2,640,175
	MACHINERY-CONSTRUCTION & MINING - 1.4%
24,000	Atlas Copco AB	514,800

	MACHINERY-DIVERSIFIED - 0.6%
5,000	CNH Global NV	208,300

	METAL FABRICATE/HARDWARE - 1.0%
18,000	Assa Abloy AB	352,980

	MINING - 1.3%
9,000	BHP Billiton PLC	461,430

	MISCELLANEOUS MANUFACTURING - 2.6%
34,050	FUJIFILM Holdings Corp.	749,100
35,000	Vesuvius PLC	195,139
		944,239
	OFFICE/BUSINESS EQUIPMENT - 1.6%
18,000	Canon, Inc.	591,660

	OIL & GAS - 7.0%
50,000	Afren PLC *	491,226
14,000	Lukoil OAO	807,100
35,368	Statoil ASA - ADR	731,764
11,000	Transocean Ltd.	527,450
		2,557,540
	OIL & GAS SERVICES - 1.1%
23,500	Subsea 7 SA	417,947

	PACKAGING & CONTAINERS - 1.4%
13,680	Rexam PLC	499,457

	PHARMACEUTICALS - 2.2%
8,300	Shire PLC	789,413

	SOFTWARE - 0.6%
3,000	Open Text Corp.	205,410

	TELECOMMUNICATIONS - 9.5%
15,000	Globe Telecom, Inc.	559,028
16,000	Nippon Telegraph & Telephone Corp.	416,160
9,500	Philippine Long Distance Telephone Co.	644,670
47,500	Singapore Telecommunications Ltd.	1,410,750
16,852	Softbank Corp.	489,888
		3,520,496
	TRANSPORTATION - 1.7%
5,000	Canadian Pacific Railway Ltd.	606,900

	TOTAL COMMON STOCK (Cost $29,067,984)	34,315,351

	MONEY MARKET FUND - 6.0%
2,210,775	Fidelity Institutional Money Market Portfolio, Institutional Class, 0.05% (A)
	(Cost $2,210,775)	2,210,775

	TOTAL INVESTMENTS - 99.8% (Cost $31,278,759)(B)	$ 36,526,126
	ASSETS IN EXCESS OF OTHER LIABILITIES - 0.2%	63,052
	TOTAL NET ASSETS - 100.0%	$ 36,589,178

* Non-income producing securities.
(ADR) American Depositary Receipt.
(A) Variable rate security; the rate shown represents the yield at June 30, 2013.

(B) Represents cost for financial reporting purposes.  Aggregate cost for federal tax purposes is $31,151,249 and differs from fair value by net unrealized appreciation (depreciation) of securities as follows:

	Unrealized appreciation	$ 6,452,184
	Unrealized depreciation	(1,077,307)
	Net unrealized appreciation	$ 5,374,877

Timothy Plan Large/Mid Cap Growth
SCHEDULE OF INVESTMENTS (Unaudited)
June 30, 2013
Shares		Value

	COMMON STOCK - 94.6%
	AEROSPACE/DEFENSE - 3.4%
10,450	B/E Aerospace, Inc. *	$ 659,186
13,145	General Dynamics Corp.	1,029,648
		1,688,834
	APPAREL - 4.0%
10,375	Carter's, Inc.	768,476
12,570	Hanesbrands, Inc.	646,349
3,130	VF Corp.	604,278
		2,019,103
	BANKS - 5.6%
22,585	BB&T Corp.	765,180
19,095	CIT Group, Inc. *	890,400
82,750	Huntington Bancshares, Inc./OH	652,070
16,330	Zions Bancorporation	471,610
		2,779,260
	BIOTECHNOLOGY - 0.6%
3,425	Alexion Pharmaceuticals, Inc. *	315,922

	COMMERCIAL SERVICES - 5.4%
5,592	FleetCor Technologies, Inc. *	454,630
12,100	SEI Investments Co.	344,003
4,250	Team Health Holdings, Inc. *	174,548
8,340	United Rentals, Inc. *	416,249
30,370	Vantiv, Inc. - Cl. A *	838,212
8,095	Verisk Analytics, Inc. - Cl. A *	483,272
		2,710,914
	COMPUTERS - 1.4%
4,250	Cognizant Technology Solutions Corp. - Cl. A *	266,092
4,100	HIS, Inc. - Cl. A *	427,958
		694,050
	DISTRIBUTION/WHOLESALE - 1.1%
8,340	WESCO International, Inc. *	566,786

	DIVERSIFIED FINANCIAL SERVICES - 3.6%
1,995	Affiliated Managers Group, Inc. *	327,060
9,210	Discover Financial Services	438,764
4,840	IntercontinentalExchange, Inc. *	860,358
1,700	Lazard Ltd. - Cl. A	54,655
4,410	Lazard Ltd. - Cl. A	141,782
		1,822,619
	ELECTRICAL COMPONENTS & EQUIPMENT - 1.2%
8,445	AMETEK, Inc.	357,223
2,255	Hubbell, Inc.	223,245
		580,468
	ELECTRONICS - 10.7%
18,780	Amphenol Corp.	1,463,713
4,550	FEI Co.	332,104
44,700	Jabil Circuit, Inc.	910,986
2,230	Mettler-Toledo International, Inc. *	448,676
14,770	Thermo Fisher Scientific, Inc.	1,249,985
19,645	Trimble Navigation Ltd. *	510,966
4,130	Waters Corp. *	413,207
		5,329,637
	ENTERTAINMENT - 1.2%
22,245	Cinemark Holdings, Inc.	621,080

	ENVIRONMENTAL CONTROL - 0.9%
11,170	Waste Connections, Inc.	459,534

	FOOD - 1.4%
6,625	JM Smucker Co./The	683,369

	HEALTHCARE-PRODUCTS - 3.6%
18,485	Covidien PLC	1,161,597
9,925	Sirona Dental Systems, Inc. *	653,859
		1,815,456
	HEALTHCARE-SERVICES - 0.7%
10,300	ICON PLC *	364,929

	HOME BUILDERS - 0.7%
15,295	DR Horton, Inc.	325,478

	INSURANCE - 3.4%
15,020	ACE Ltd.	1,343,990
12,145	XL Group PLC	368,236
		1,712,226
	INTERNET - 0.9%
1,340	Equinix, Inc. *	247,525
8,530	TIBCO Software, Inc. *	182,542
		430,067
	MACHINERY-DIVERSIFIED - 2.6%
5,100	Flowserve Corp.	275,451
6,050	Nordson Corp.	419,326
7,200	Rockwell Automation, Inc.	598,608
		1,293,385
	MINING - 1.5%
28,030	Freeport-McMoRan Copper & Gold, Inc.	773,908

	MISCELLANEOUS MANUFACTURING - 3.2%
13,125	Actuant Corp.	432,731
18,735	Danaher Corp.	1,185,925
		1,618,656
	OIL & GAS - 9.3%
3,985	Cabot Oil & Gas Corp.	283,015
6,140	Concho Resources, Inc. *	514,041
30,300	Denbury Resources, Inc. *	524,796
18,855	Exxon Mobil Corp.	1,703,549
6,225	Gulfport Energy Corp. *	293,011
15,020	Occidental Petroleum Corp.	1,340,235
		4,658,647
	OIL & GAS SERVICES - 0.7%
4,825	Oceaneering International, Inc.	348,365

	PHARMACEUTICALS - 1.7%
9,190	AmerisourceBergen Corp.	513,078
6,025	BioMarin Pharmaceutical, Inc. *	336,135
		849,213
	RETAIL - 10.6%
2,475	AutoZone, Inc. *	1,048,633
11,065	Dick's Sporting Goods, Inc.	553,914
4,684	Domino's Pizza, Inc.	272,375
12,925	GNC Holdings, Inc. - Cl. A	571,414
13,150	Group 1 Automotive, Inc.	845,939
16,365	Lowe's Cos., Inc.	669,329
3,400	MSC Industrial Direct Co., Inc.	263,364
10,750	PetSmart, Inc.	720,143
6,600	Williams-Sonoma, Inc.	368,874
		5,313,985
	SEMICONDUCTORS - 8.3%
31,740	Linear Technology Corp.	1,169,302
21,900	Maxim Integrated Products, Inc.	608,382
48,600	NVIDIA Corp.	681,858
41,925	ON Semiconductor Corp. *	338,754
21,150	Semtech Corp. *	740,885
15,300	Xilinx, Inc.	606,033
		4,145,214
	SOFTWARE - 2.7%
19,630	Informatica Corp. *	686,657
27,785	PTC, Inc. *	681,566
		1,368,223
	TELECOMMUNICATIONS - 0.7%
15,970	West Corp.	353,576

	TRANSPORTATION - 3.5%
4,005	Genesee & Wyoming, Inc. *	339,784
12,180	Norfolk Southern Corp.	884,877
13,215	Old Dominion Freight Line, Inc. *	550,008
		1,774,669

	TOTAL COMMON STOCK (Cost $41,231,409)	47,417,573

	MONEY MARKET FUND - 4.9%
2,450,535	Fidelity Institutional Money Market Portfolio, Institutional Class, 0.05% (A)
	(Cost $2,450,535)	2,450,535

	TOTAL INVESTMENTS - 99.5% (Cost $43,681,944)(B)	$ 49,868,108
	ASSETS IN EXCESS OF OTHER LIABILITIES - 0.5%	126,771
	TOTAL NET ASSETS - 100.0%	$ 49,994,879

*Non-income producing securities.
(ADR) American Depositary Receipt.
(A) Variable rate security; the rate shown represents the yield at June 30, 2013.

(B) Represents cost for financial reporting purposes.  Aggregate cost for federal tax purposes is $43,586,533 and differs from fair value by net unrealized appreciation (depreciation) of securities as follows:

	Unrealized appreciation	$ 6,912,469
	Unrealized depreciation	(630,894)
	Net unrealized appreciation	$ 6,281,575

Timothy Plan Large/Mid Cap Value Fund
SCHEDULE OF INVESTMENTS (Unaudited)
June 30, 2013
Shares			Value

	COMMON STOCK - 89.9%
	AEROSPACE/DEFENSE - 2.2%
37,500	General Dynamics Corp.		$ 2,937,375

	AUTO PARTS & EQUIPMENT - 2.0%
30,500	BorgWarner, Inc. *		2,627,575

	BANKS - 6.3%
58,700	CIT Group, Inc. *		2,737,181
97,200	East West Bancorp, Inc.		2,673,000
34,786	SVB Financial Group *		2,898,370
			8,308,551
	BEVERAGES - 2.0%
56,900	Dr Pepper Snapple Group, Inc.		2,613,417

	CHEMICALS - 3.9%
14,400	Sherwin-Williams Co./The		2,543,040
31,400	Sigma-Aldrich Corp.		2,523,304
			5,066,344
	COMPUTERS - 2.8%
58,800	Western Digital Corp.		3,650,892

	DISTRIBUTION/WHOLESALE - 2.1%
10,700	WW Grainger, Inc.		2,698,326

	DIVERSIFIED FINANCIAL SERVICES - 4.4%
34,400	Eaton Vance Corp.		1,293,096
9,400	Franklin Resources, Inc.		1,278,588
59,200	Invesco Ltd.		1,882,560
41,200	Lazard Ltd. - Cl. A		1,324,580
			5,778,824
	ELECTRIC - 3.9%
44,800	Dominion Resources, Inc./VA		2,545,536
31,900	NextEra Energy, Inc.		2,599,212
			5,144,748
	ELECTRONICS - 2.2%
63,500	TE Connectivity Ltd.		2,891,790

	FOOD - 4.9%
26,100	JM Smucker Co./The		2,692,215
34,900	McCormick & Co. Inc./MD		2,455,564
38,800	Sysco Corp.		1,325,408
			6,473,187
	HEALTHCARE-PRODUCTS - 9.2%
82,300	CareFusion Corp. *		3,032,755
40,500	Covidien PLC		2,545,020
25,000	CR Bard Inc.		2,717,000
28,800	DENTSPLY International, Inc.		1,179,648
38,600	Varian Medical Systems, Inc. *		2,603,570
			12,077,993
	HEALTHCARE-SERVICES - 1.8%
20,000	DaVita HealthCare Partners, Inc. *		2,416,000

	HOUSEHOLD PRODUCTS/WARES - 1.0%
16,300	Tupperware Brands Corp.		1,266,347

	INSURANCE - 5.7%
28,700	ACE Ltd.		2,568,076
67,700	Axis Capital Holdings Ltd.		3,099,306
62,100	Unum Group		1,823,877
			7,491,259
	LEISURE TIME - 1.0%
14,400	Polaris Industries, Inc.		1,368,000

	MACHINERY-DIVERSIFIED - 1.9%
46,200	Flowserve Corp.		2,495,262

	METAL FABRICATE/HARDWARE - 2.1%
12,300	Precision Castparts Corp.		2,779,923

	MISCELLANEOUS MANUFACTURING - 1.0%
35,400	AO Smith Corp.		1,284,312

	OIL & GAS - 10.9%
29,000	Anadarko Petroleum Corp.		2,491,970
18,900	EQT Corp.		1,500,093
41,600	Exxon Mobil Corp.		3,758,560
44,400	Marathon Oil Corp.		1,535,352
14,700	Marathon Petroleum Corp.		1,044,582
32,000	Oasis Petroleum, Inc. *		1,243,840
31,300	Occidental Petroleum Corp.		2,792,899
			14,367,296
	OIL & GAS SERVICES - 0.9%
18,100	National Oilwell Varco, Inc.		1,247,090

	PACKAGING & CONTAINERS - 1.1%
14,300	Rock Tenn Co.		1,428,284

	PHARMACEUTICALS - 2.0%
42,700	Express Scripts Holding Co. *		2,634,163

	RETAIL - 5.6%
41,900	Advance Auto Parts, Inc.		3,401,023
43,700	Family Dollar Stores, Inc.		2,722,947
19,100	PetSmart, Inc.		1,279,509
			7,403,479
	SEMICONDUCTORS - 2.1%
38,900	Avago Technologies Ltd.		1,454,082
35,700	Microchip Technology, Inc.		1,329,825
			2,783,907
	SOFTWARE - 2.6%
118,900	CA, Inc.		3,404,107

	TEXTILES - 1.9%
22,500	Mohawk Industries, Inc. *		2,531,025

	TRANSPORTATION - 2.4%
32,700	Canadian National Railway Co.		3,180,729

	TOTAL COMMON STOCK (Cost $92,711,003)		118,350,205

	REITs - 7.2%
51,100	HCP, Inc.		2,321,984
17,300	Public Storage		2,652,609
45,300	Regency Centers Corp.		2,301,693
31,500	Ventas, Inc.		2,187,990

	TOTAL REITs (Cost $7,448,508)		9,464,276

	MONEY MARKET FUND - 2.2%
2,867,032	Fidelity Institutional Money Market Portfolio, Institutional Class, 0.05% (A)
	(Cost $2,867,032)		2,867,032

	TOTAL INVESTMENTS - 99.3% (Cost $103,026,543)(B)		$ 130,681,513
	ASSETS IN EXCESS OF OTHER LIABILITIES - 0.7%		766,433
	TOTAL NET ASSETS - 100.0%		$ 131,447,946

* Non-income producing securities.
REIT - Real Estate Investment Trust.
(ADR) American Depositary Receipt.
(A) Variable rate security; the rate shown represents the yield at June 30, 2013.

(B) Represents cost for financial reporting purposes.  Aggregate cost for federal tax purposes is $102,986,572 and differs from fair value by net unrealized appreciation (depreciation) of securities as follows:

		Unrealized appreciation	$ 28,778,173
		Unrealized depreciation	(1,083,232)
		Net unrealized appreciation	$ 27,694,941

Timothy Plan Small Cap Value Fund
SCHEDULE OF INVESTMENTS (Unaudited)
June 30, 2013
Shares		Value

	COMMON STOCK - 89.18%
	AEROSPACE/DEFENSE - 2.2%
27,700	Moog, Inc. *	$ 1,427,381

	APPAREL - 2.1%
24,300	Wolverine World Wide, Inc.	1,327,023

	BANKS - 15.4%
15,523	Bancfirst Corp.	722,596
98,899	BBCN Bancorp, Inc.	1,406,344
48,147	Chemical Financial Corp.	1,251,340
57,908	Columbia Banking System, Inc.	1,378,790
63,800	First Financial Bancorp	950,620
61,657	Pacific Continental Corp.	727,553
62,407	PrivateBancorp, Inc.	1,323,652
42,154	State Bank Financial Corp.	633,575
36,254	Wintrust Financial Corp.	1,387,803
		9,782,273
	BUILDING MATERIALS - 4.1%
26,329	Apogee Enterprises, Inc.	631,896
24,050	Boise Cascade Co. *	611,110
28,500	Trex Co., Inc. *	1,353,465
		2,596,471
	COMMERCIAL SERVICES - 2.0%
72,800	Kelly Services, Inc.	1,271,816

	COMPUTERS - 3.2%
10,534	CACI International, Inc. - Cl. A *	668,804
32,100	j2 Global, Inc.	1,364,571
		2,033,375
	DISTRIBUTION/WHOLESALE - 2.0%
33,100	Beacon Roofing Supply, Inc. *	1,253,828

	ELECTRIC - 4.3%
27,200	ALLETE, Inc.	1,355,920
34,200	NorthWestern Corp.	1,364,580
		2,720,500
	ELECTRICAL COMPONENTS & EQUIPMENT - 3.2%
13,612	EnerSys, Inc.	667,533
18,645	Littelfuse, Inc.	1,391,103
		2,058,636
	ELECTRONICS - 4.2%
24,527	Coherent, Inc.	1,350,702
29,700	Watts Water Technologies, Inc.	1,346,598
		2,697,300
	ENGINEERING & CONSTRUCTION - 1.0%
29,700	Foster Wheeler AG *	644,787

	FOOD - 1.2%
9,463	J&J Snack Foods Corp.	736,221

	FOREST PRODUCTS & PAPER - 2.2%
34,500	KapStone Paper and Packaging Corp.	1,386,210

	HEALTHCARE-PRODUCTS - 2.0%
41,006	Given Imaging Ltd. *	574,494
25,680	Orthofix International NV *	690,792
		1,265,286
	HOLDING COMPANIES-DIVERSFIED - 2.0%
35,100	National Bank Holdings Corp. - Cl. A	691,470
30,800	Primoris Services Corp.	607,376
		1,298,846
	HOME BUILDERS - 2.1%
27,000	Thor Industries, Inc.	1,327,860

	HOME FURNISHINGS - 2.0%
62,743	DTS, Inc./CA *	1,291,251

	INSURANCE - 5.1%
38,046	AMERISAFE, Inc.	1,232,310
29,500	Employers Holdings, Inc.	721,275
12,300	Endurance Specialty Holdings, Ltd.	632,835
14,197	Safety Insurance Group, Inc.	688,696
		3,275,116
	INTERNET - 1.0%
31,509	CyrusOne, Inc.	653,497

	LEISURE TIME - 1.9%
26,800	Arctic Cat, Inc.	1,205,464

	MACHINERY-CONSTRUCTION & MINING - 1.0%
10,576	Hyster-Yale Materials Handling, Inc.	664,067

	MACHINERY-DIVERSIFIED - 3.4%
46,276	Gorman-Rupp Co./The	1,473,428
23,405	Hurco Cos, Inc.	673,362
		2,146,790
	MINING - 1.9%
57,900	US Silica Holdings, Inc.	1,203,162

	OFFICE FURNISHINGS - 1.1%
48,215	Knoll, Inc.	685,135

	OIL & GAS - 6.1%
37,612	Bonanza Creek Energy, Inc. *	1,333,721
77,500	Kodiak Oil & Gas Corp. *	688,975
39,800	Rex Energy Corp. *	699,684
158,797	Synergy Resources Corp. *	1,162,394
		3,884,774
	OIL & GAS SERVICES - 2.0%
82,744	Matrix Service Co. *	1,289,152

	PIPELINES - 1.0%
13,621	EQT Midstream Partners LP	665,386

	RETAIL - 2.1%
12,400	Children's Place Retail Stores, Inc./The *	679,520
12,300	Lithia Motors, Inc.	655,713
		1,335,233
	SOFTWARE - 3.2%
34,600	AVG Technologies NV *	672,970
65,721	Omnicell, Inc. *	1,350,566
		2,023,536
	TRANSPORTATION - 2.1%
48,600	Roadrunner Transportation Systems, Inc. *	1,353,024

	TRUCKING & LEASING - 2.0%
29,096	TAL International Group, Inc.	1,267,713

	TOTAL COMMON STOCK (Cost $46,946,991)	56,771,113

	REITS - 9.7%
22,605	Coresite Realty Corp.	719,065
40,500	CubeSmart	647,190
61,500	Inland Real Estate Corp.	628,530
34,600	Potlatch Corp.	1,399,224
19,100	PS Business Parks, Inc.	1,378,447
149,497	Summit Hotel Properties, Inc.	1,412,747

	TOTAL REITs (Cost $5,544,090)	6,185,203

	MONEY MARKET FUND - 1.5%
983,177	Fidelity Institutional Money Market Portfolio, Institutional Class, 0.05% (A)
	(Cost $983,177)	983,177

	TOTAL INVESTMENTS - 100.3% (Cost $53,474,258)(B)	$ 63,939,493
	LIABILITIES IN EXCESS OF OTHER ASSETS - (0.3) %	(245,036)
	TOTAL NET ASSETS - 100.0%	$ 63,694,457

* Non-income producing securities.
REIT - Real Estate Investment Trust.
(A) Variable rate security; the rate shown represents the yield at June 30, 2013.

(B) Represents cost for financial reporting purposes.  Aggregate cost for federal tax purposes is $53,580,120 and differs from fair value by net unrealized appreciation (depreciation) of securities as follows:

	Unrealized appreciation	11,106,951
	Unrealized depreciation	(747,574)
	Net unrealized appreciation	10,359,377

Timothy Plan Strategic Growth Fund
SCHEDULE OF INVESTMENTS (Unaudited)
June 30, 2013
Shares		Value

	MUTUAL FUNDS - 100.0% (A)
277,254	Timothy Plan Aggressive Growth Fund *	$ 2,248,531
583,640	Timothy Plan Defensive Strategies Fund	6,449,224
533,148	Timothy Plan High Yield Bond Fund	4,963,607
241,792	Timothy Plan Emerging Markets Fund *	2,355,054
748,299	Timothy Plan International Fund	5,986,392
167,686	Timothy Plan Israel Common Values Fund *	1,935,094
835,098	Timothy Plan Large/Mid Cap Growth Fund	6,438,604
365,184	Timothy Plan Large/Mid-Cap Value Fund	6,255,610
135,179	Timothy Plan Small-Cap Value Fund	2,462,965

	TOTAL MUTUAL FUNDS (Cost $35,259,619)	39,095,081

	MONEY MARKET FUND - 0.2%
105,034	Fidelity Institutional Money Market Portfolio, Institutional Class, 0.05% (B) (Cost $105,034)	105,034

	TOTAL INVESTMENTS - 100.2% (Cost $35,364,653)(C)	$ 39,200,115
	LIABILITIES IN EXCESS OF OTHER ASSETS - (0.2) %	(90,055)
	TOTAL NET ASSETS - 100.0%	$ 39,110,060

* Non-income producing securities.
(A) Affiliated Funds - Class A.
(B) Variable rate security; the rate shown represents the yield at March 28, 2013.

(C) Represents cost for financial reporting purposes.  Aggregate cost for federal tax purposes is $38,127,588 and differs from fair value by net unrealized appreciation (depreciation) of securities as follows:

	Unrealized appreciation	$ 4,497,271
	Unrealized depreciation	(3,424,744)
	Net unrealized appreciation	$ 1,072,527

The Timothy Plan
SCHEDULE OF INVESTMENTS (Unaudited)
June 30, 2013

The Portfolios utilize various methods to measure the fair value of most of its investments on a recurring basis.  GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Portfolios have the ability to access.

Level 2 – Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Portfolios’ own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment.  Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy.  In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.  The following tables summarize the inputs used as of June 30, 2013, for the Portfolio’s assets and liabilities measured at fair value:

Aggressive Growth Fund
Assets	Level 1	Level 2	Level 3	Total
Common Stocks	$ 17,476,230	$ -	$ -	$ 17,476,230
REITs	14,892	-	-	14,892
Money Market Fund	515,887	-	-	515,887
Total	$ 18,007,009	$ -	$ -	$ 18,007,009

International Fund
Assets	Level 1	Level 2	Level 3	Total
Common Stocks	$ 34,315,351	$ -	$ -	$ 34,315,351
Money Market Fund	2,210,775	-	-	2,210,775
Total	$ 36,526,126	$ -	$ -	$ 36,526,126

Large/Mid Cap Growth Fund
Assets	Level 1	Level 2	Level 3	Total
Common Stocks	$ 47,417,573	$ -	$ -	$ 47,417,573
Money Market Fund	2,450,535	-	-	2,450,535
Total	$ 49,868,108	$ -	$ -	$ 49,868,108

Small Cap Value Fund
Assets	Level 1	Level 2	Level 3	Total
Common Stocks	$ 56,771,113	$ -	$ -	$ 56,771,113
REITs	6,185,203	-	-	6,185,203
Money Market Fund	983,177	-	-	983,177
Total	$ 63,939,493	$ -	$ -	$ 63,939,493

Large/Mid Cap Value Fund
Assets	Level 1	Level 2	Level 3	Total
Common Stocks	$ 118,350,205	$ -	$ -	$ 118,350,205
REITs	9,464,276	-	-	9,464,276
Money Market Fund	2,867,032	-	-	2,867,032
Total	$ 130,681,513	$ -	$ -	$ 130,681,513

Fixed Income Fund
Assets	Level 1	Level 2	Level 3	Total
Bonds & Notes	$ -	$ 75,453,970	$ -	$ 75,453,970
Money Market Fund	3,832,253	-	-	3,832,253
Total	$ 3,832,253	$ 75,453,970	$ -	$ 79,286,223

High Yield Bond Fund
Assets	Level 1	Level 2	Level 3	Total
Bonds& Notes	$ -	$ 35,501,133	$ -	$ 35,501,133
Money Market Fund	1,516,699	-	-	1,516,699
Total	$ 1,516,699	$ 35,501,133	$ -	$ 37,017,832

Defensive Strategies Fund
Assets	Level 1	Level 2	Level 3	Total
Common Stocks	$ 17,939,072	$ -	$ -	$ 17,939,072
REITs	22,078,004	-	-	22,078,004
Exchange Traded Funds	6,424,714	-	-	6,424,714
Bonds & Notes	-	24,217,266	-	24,217,266
Money Market Fund	5,205,130	-	-	5,205,130
Total	$ 51,646,920	$ 24,217,266	$ -	$ 75,864,186

Strategic Growth Fund
Assets	Level 1	Level 2	Level 3	Total
Mutual Funds	$ 39,095,081	$ -	$ -	$ 39,095,081
Money Market Fund	105,034	-	-	105,034
Total	$ 39,200,115	$ -	$ -	$ 39,200,115

Conservative Growth Fund
Assets	Level 1	Level 2	Level 3	Total
Mutual Funds	$ 52,722,361	$ -	$ -	$ 52,722,361
Money Market Fund	153,673	-	-	153,673
Total	$ 52,876,034	$ -	$ -	$ 52,876,034

Israel Common Values Fund
Assets	Level 1	Level 2	Level 3	Total
Common Stocks	$ 8,871,729	$ -	$ -	$ 8,871,729
Money Market Fund	537,650	-	-	537,650
Total	$ 9,409,379	$ -	$ -	$ 9,409,379

Emerging Markets Fund
Assets	Level 1	Level 2	Level 3	Total
Common Stocks	$ 6,979,703	$ -	$ -	$ 6,979,703
REITs	89,126	-	-	89,126
Money Market Fund	1,166,853	-	-	1,166,853
Total	$ 8,235,682	$ -	$ -	$ 8,235,682

There were no transfers in to or out of Level 1 or Level 2 during the current period presented. It is the Trust's policy to record transfers between Level 1 and Level 2 at the end of the reporting period.

The Funds did not hold any Level 3 securities during the period.

Item 2. Controls and Procedures.

(a)

The Registrant’s principal executive officer and principal financial officers, or persons performing similar functions, have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “Act”) (17 CFR 270.30a-3(c)) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the effectiveness of the Registrant’s disclosure controls and procedures as required by Rule 30a-3(b) under the Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)

There were no changes to the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

 Item 3.  Exhibits.

Certifications required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) (and Item 3 of Form N-Q) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Timothy Plan Funds

By

*/s/ Arthur D. Ally

       Arthur D. Ally, President / Principle Executive Officer

Date

8/27/13

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By

*/s/ Arthur D. Ally

       Arthur D. Ally, President / Principle Executive Officer

Date

8/27/13

CERTIFICATIONS

CERTIFICATION PURSUANT TO SECTION 302 OF THE SARBANES-OXLEY ACT OF 2002:

I, Arthur D. Ally, certify that:

1. I have reviewed this report on Form N-Q of The Timothy Plan;

2. Based on my knowledge, this report does not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements made, in light of the circumstances under which such statements were made, not misleading with respect to the period covered by this report;

3. Based on my knowledge, the schedules of investments included in this report fairly present in all material respects the investments of the registrant as of the end of the fiscal quarter for which the report is filed;

4. The registrant’s other certifying officer(s) and I are responsible for establishing and maintaining disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) and internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) for the registrant and have:

(a) Designed such disclosure controls and procedures, or caused such disclosure controls and procedures to be designed under our supervision, to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to us by others within those entities, particularly during the period in which this report is being prepared;

(b) Designed such internal control over financial reporting, or caused such internal control over financial reporting to be designed under our supervision, to provide reasonable assurance regarding the reliability of financial reporting and the preparation of financial statements for external purposes in accordance with generally accepted accounting principles;

(c) Evaluated the effectiveness of the registrant’s disclosure controls and procedures and presented in this report our conclusions about the effectiveness of the disclosure controls and procedures, as of a date within 90 days prior to the filing date of this report based on such evaluation; and

(d) Disclosed in this report any change in the registrant’s internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting; and

5. The registrant’s other certifying officer(s) and I have disclosed to the registrant’s auditors and the audit committee of the registrant’s board of directors (or persons performing the equivalent functions):

(a) All significant deficiencies and material weaknesses in the design or operation of internal control over financial reporting which are reasonably likely to adversely affect the registrant’s ability to record, process, summarize, and report financial information; and

(b) Any fraud, whether or not material, that involves management or other employees who have a significant role in the registrant’s internal control over financial reporting.

By	/s/ Arthur D. Ally
Arthur D. Ally, President / Principal Executive Officer, Treasurer / Principal Financial Officer
Date:	8/27/13